INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2019 and 2018, we have the following participation in investments that are recorded using the equity method:

	2019	2018
Golar Partners (1)	32.0%	32.0%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Power	50%	50%
OneLNG	51%	51%
The Cool Pool Limited ("Pool Manager")	100%	50%
Avenir LNG Limited ("Avenir")	22.5%	22.5%
Cool Company Limited ("Cool Co")	100%	49.5%
(1) As of December 31, 2019, we held a 32.0% (2018: 32.0%) ownership interest in Golar Partners (including our 2% general partner interest) and 100% of the IDRs.

The carrying amounts of our investments in our equity method investments as at December 31, 2019 and 2018 are as follows:

(in thousands of $)	2019	2018
Golar Partners	214,296	271,160
Golar Power	261,693	266,151
Avenir	28,101	28,710
ECGS	4,715	5,261
Cool Co	—	500
Equity in net assets of affiliates	508,805	571,782

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2019	2018
Balance as of January 1,	571,782	703,225
Additions	7,348	88,423
Capitalized Interest	15,996	14,965
Dividends	(36,726)	(49,023)
Equity in net losses of affiliates	(45,799)	(12,095)
Impairment of investment in affiliate	(500)	(149,389)
Share of other comprehensive income of affiliates	(3,296)	(24,324)
Balance as at December 31,	508,805	571,782

Summarized financial information of affiliated undertakings
Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2019
	ECGS	Golar Partners	Golar Power	Avenir
Balance Sheet
Current assets	27,719	133,299	126,406	26,198
Non-current assets	95	1,972,313	1,028,386	71,742
Current liabilities	(16,024)	(309,154)	(232,200)	(3,641)
Non-current liabilities	(1,203)	(1,143,764)	(338,351)	(4,830)
Non-controlling interests	—	83,231	7,090	—

Statement of Operations
Revenue	32,052	299,652	45,223	1,058
Net income/(loss)	297	21,134	(6,928)	(7,878)

(in thousands of $)	December 31, 2018
	ECGS	Golar Partners	Pool Manager	Golar Power	OneLNG	Avenir
Balance Sheet
Current assets	22,955	164,529	98,448	79,029	4,884	78,591
Non-current assets	244	2,076,288	—	955,100	—	20,840
Current liabilities	(11,510)	(323,508)	(98,448)	(285,447)	(8,741)	(1,760)
Non-current liabilities	(1,203)	(1,157,792)	—	(149,114)	—	—
Non-controlling interests	—	79,902	—	1,541	—	—

Statement of Operations
Revenue	30,596	346,650	346,170	78,732	7	487
Net income (loss)	207	76,548	—	(10,202)	(6,646)	(975)